Mortgage Loans Receivable and Bond Portfolio - Mortgage Loans Receivable and Bond Portfolio (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Mortgage loans
July 1, 2017 through June 30, 2018	$ 1,868,411	$ 790,083
July 1, 2018 through December 31, 2018	2,742,724	3,283,240
2019	1,301,152	1,326,144
2020	1,362,089	1,389,493
2021	784,343	814,392
Thereafter	17,072,260	17,128,928
Subtotal	25,130,979	24,732,280
Less loan loss and bond loss allowances	(1,363,782)	(1,311,983)
Less deferred origination income	(319,949)	(298,499)
Totals	23,447,248	23,121,798
Bond Portfolio
July 1, 2017 through June 30, 2018	131,000	111,000
July 1, 2018 through December 31, 2018	83,000	139,000
2019	155,000	144,000
2020	168,000	156,000
2021	236,000	221,000
Thereafter	12,731,616	11,169,616
Subtotal	13,504,616	11,940,616
Less loan loss and bond loss allowances	(458,000)	(458,000)
Less deferred origination income
Totals	$ 13,046,616	$ 11,482,616